STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of stock options

	Options Outstanding
			Weighted -
			Average
			Remaining	Aggregate
		Weighted-	Contractual	Intrinsic
	Number of	Average	Term	Value
	Shares	Exercise Price	(in years)	(in thousands)(1)
Balance as of December 31, 2023	301,471	$4.56

Granted	-	-

Forfeited/Cancelled/Expired	(80,471)	7.27

Balance as of December 31, 2024	221,000	3.57	0.4	-

Exercisable as of December 31, 2024	221,000	$3.57	0.4	$-

Granted	-	-

Forfeited/Cancelled/Expired	(221,000)	3.57

Balance as of December 31, 2025	-	-	-	-

Exercisable as of December 31, 2025	-	$-	-	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period.

Schedule of unvested options

		Weighted -
		Average
	Number of	Grant
	Award Shares	Date Fair Value

Unvested at December 31, 2023	416,669	1.44

Granted	140,000	1.60

Vested	(416,669)	1.44

Balance at December 31, 2024	140,000	1.60

Granted	70,000	1.04

Vested	(140,000)	1.60

Balance at December 31, 2025	70,000	$1.04

Schedule of unvested restricted stock awards

Weighted -
Average
	Number of	Grant
	Award Shares	Date Fair Value

Unvested at December 31, 2025	70,000	$1.04

Granted	-	-

Vested	-	-

Forfeited	-	-

Balance at March 31, 2026	70,000	$1.04

	Unvested Restricted Stock Units
		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2023	371,253	1.32

Granted	88,011	1.46

Vested	(160,194)	1.31

Forfeit/Cancelled	(25,334)	1.23

Unvested at December 31, 2024	273,736	1.38

Granted	180,773	1.34

Vested	(201,374)	1.39

Forfeited/Cancelled	(20,334)	1.57

Balance at December 31, 2025	232,801	$1.32

Schedule of unvested restricted stock units

		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2025	232,801	$1.32

Granted	-	-

Vested	(70,773)	1.70

Forfeited	-	-

Balance at March 31, 2026	162,028	$1.13

	Unvested Performance Restricted
	Stock Units
		Weighted -
		Average
	Number of	Grant
	Unit Shares	Date Fair Value
Unvested at December 31, 2023	1,438,760	1.51

Granted	555,000	1.08

Vested	-	-

Forfeited/Cancelled	(387,100)	1.47

Balance at December 31, 2024	1,606,660	1.37

Granted	-	-

Vested	-	-

Forfeited/Cancelled	(285,069)	2.40

Balance at December 31, 2025	1,321,591	$1.15

Schedule of warrants outstanding

	Number of Warrant Shares		Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)(1)
Balance as of December 31, 2025	1,555,207		3.95	4.4

Issued	-		-

Exercised		-	-

Expired	-		-

Balance as of March 31, 2026	1,555,207		$3.95	4.1

Exercisable as of March 31, 2026	1,555,207		$3.95	4.1	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.81 for our common stock on March 31, 2026.

	Warrants Outstanding (Excluding Pre-Funded Warrants)
	Number of Warrant Shares	Weighted- Average Exercise Price	Weighted - Average Remaining Contractual Term in years)	Aggregate Intrinsic Value (in thousands)(1)
Balance at December 31, 2023	4,628,586	$4.13

Granted	-	-

Expired	-	-

Balance at December 31, 2024	4,628,586	4.13

Granted	1,461,896	4.00

Exercised	(1,461,896)	3.22

Expired	(3,073,379)	4.60

Balance at December 31, 2025	1,555,207	3.95	4.4

Exercisable at December 31, 2025	1,555,207	3.95	4.4	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.60 for our common stock on December 31, 2025.

Schedule of assumptions

January 13, 2025
Risk free interest rate	4.34%
Expected life	2.75 years
Expected volatility	171%
Expected dividend	-